Notes to consolidated statements of cash flows	12 Months Ended
Dec. 31, 2024
Notes to consolidated statements of cash flows
Notes to consolidated statements of cash flows
34.	Notes to consolidated statements of cash flows

Major non-cash transactions

During the year 2024, the Group had non-cash additions to right-of-use assets and lease liabilities of €46,836 thousand and €46,465 thousand, respectively, in respect of lease arrangements for real estate and other equipment (2023: €36,854 thousand and €35,094 thousand; 2022: €18,268 thousand and €15,606 thousand).

Pursuant to the terms of the Meritz SBSA, the Group had no non-cash transaction for the year ended December 31, 2024. (2023: €50,000 thousand)

Proceeds from disposal of long-term assets

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
Net book value	3,824	879	1,940
Net gain on disposals (Note 10)	9,079	3,564	964
Total proceeds from disposal of long-term assets	12,903	4,443	2,904

Changes in liabilities arising from financing activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Group’s consolidated statements of cash flows from financing activities.

		Financing	Lease	Interest
(Euro thousands)	Borrowings	fund	liabilities	payable
As at December 31, 2022	33,485	23,519	140,591	8
Changes from financing cash flows	35,767	36,541	(31,352)	—
Interest paid	—	(2,002)	(7,178)	(3,113)
New leases	—	—	35,094	—
Contract modifications	—	—	9,887	—
Disposals	—	—	(3,431)	—
Interest expense	—	7,877	7,178	4,540
Foreign exchange movement	(1,151)	(2,615)	(5,020)	749
As at December 31, 2023	68,101	63,320	145,769	2,184
Changes from financing cash flows	115,222	(18,274)	(32,443)	—
Interest paid	—	(3,999)	(7,652)	(3,793)
New leases	—	—	46,465	—
Contract modifications	—	—	(10,057)	—
Disposals	—	—	(505)	—
Interest expense	—	7,787	7,652	13,334
Foreign exchange movement	439	3,040	4,843	(2,800)
As at December 31, 2024	183,762	51,874	154,072	8,925

Total cash outflow for leases

The total cash outflow for leases included in the statement of cash flows is as follows:

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
Within operating activities	(25,818)	(27,631)	(22,614)
Within investing activities	(428)	(3,282)	(1,454)
Within financing activities	(40,095)	(38,530)	(41,364)
Total cash outflow for leases	(66,341)	(69,443)	(65,432)